Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 453,906	$ 558,469
Trade and other receivables	47,601	53,077
Merchant cash advances	118,442	106,169
Inventories	15,886	14,612
Other current assets	70,580	65,696
Total current assets	706,415	798,023
Lease right-of-use assets, net	16,719	12,714
Property and equipment, net	17,003	17,102
Intangible assets, net	73,580	159,542
Goodwill	805,051	797,962
Other long-term assets	38,210	40,562
Deferred tax assets	8,244	298
Total assets	1,665,222	1,826,203
Current liabilities
Accounts payable and accrued liabilities	80,592	73,075
Lease liabilities	5,255	5,654
Income taxes payable	787	1,540
Deferred revenue	78,475	68,714
Total current liabilities	165,109	148,983
Deferred revenue	661	1,088
Lease liabilities	14,910	11,319
Other long-term liabilities	1,390	562
Deferred tax liabilities	0	284
Total liabilities	182,070	162,236
Shareholders’ equity
Share capital	3,919,425	4,157,395
Additional paid-in capital	208,201	200,634
Accumulated other comprehensive income (loss)	1,879	(7,462)
Accumulated deficit	(2,646,353)	(2,686,600)
Total shareholders’ equity	1,483,152	1,663,967
Total liabilities and shareholders’ equity	1,665,222	1,826,203
Commitments and contingencies